Non-Controlling Interest	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST
16.	Non-controlling interest

The Company, through its 60% ownership of Minera Torre de Oro, S.A.P.I. de C.V., controls the La Verde project, with a non-controlling interest accounting for the 40% owned by a subsidiary of Teck Resources Ltd.

Summarized financial information for the La Verde project is as follows:

As at December 31,	2024	2023
Current assets	$36	$5
Non-current assets	19,742	19,743
Current liabilities	(8)	17

For the year ended December 31,	2024	2023
Net loss	$160	$189
Attributable to shareholders of the Company	96	114
Attributable to non-controlling interest	64	75